December 19, 2016

EDGAR CORRESPONDENCE

Securities & Exchange Commission

Division of Investment Management

450 5th Street, NW

Washington, DC 20549

Re:	Capitol Series Trust (“Registrant”), SEC File No. 811-22895

Accession No.: 0001193125-16-777943

Ladies and Gentlemen:

On behalf of the Registrant, attached herewith for filing pursuant to paragraph (e) of Rule 497 under the Securities Act of 1933, as amended (the “1933 Act”), please find exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated November 28, 2016, to the Prospectus for the Fuller & Thaler Behavioral Core Equity Fund.

If you have any questions or would like further information, please contact me at (513) 587-3447.

Sincerely,

/s/ Tiffany R. Franklin

Tiffany R. Franklin
Secretary

Ultimus Fund Solutions, LLC | 225 Pictoria Drive, Suite 450 | Cincinnati, OH 45246 | 513.587.3400 | fax 513.587.3450

www.ultimusfundsolutions.com